Note 13 - Net Loss Per Share Attributable to Common Stockholders (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Note 13 - Net Loss Per Share Attributable to Common Stockholders - Financial Instruments Excluded from Computation of Diluted Net Loss Per Share

	September 30, 2025	September 30, 2024
Convertible preferred stock	74,220,000	47,770,000
Convertible mezzanine equity	70,504,839	—
Common stock warrants	10,237,500	—
Total number of shares	154,962,339	47,170,000

	As of December 31,
	2024	2023
Convertible preferred stock series A and series C	55,770,000	47,170,000
Warrants	8,000,000	—
Total	63,770,000	47,170,000